Goodwill and Other Intangible Assets - Major Categories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of major categories of the Company's intangible assets and the weighted average remaining amortization period
Impairment of intangibles	$ 28,910	$ 17,730
Accumulated amortization		(1,970)
Impairment	(28,910)	(17,730)
Gross carrying amount	64,000	83,700
Net carrying amount	35,090	64,000	$ 83,700
IPR&D
Schedule of major categories of the Company's intangible assets and the weighted average remaining amortization period
Gross carrying amount, finite-lived		64,000
Reclassifications	0	(19,700)
Impairment	(28,910)
Gross carrying amount, Indefinite-lived	64,000
Indefinite-lived intangible assets	$ 35,090
Net carrying amount		64,000
Product Rights | IPR&D
Schedule of major categories of the Company's intangible assets and the weighted average remaining amortization period
Accumulated amortization		(1,970)
Impairment		(17,730)
Gross carrying amount, Indefinite-lived		$ 19,700